Shareholder Report	6 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	BlackRock Sustainable Balanced Fund, Inc.
Entity Central Index Key	0000110055
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000005581 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Institutional Shares
Trading Symbol	MACPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$27	0.52%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.52%	[1]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Institutional Shares	8.02%	20.34%	9.31%	8.57%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,662,269,294
Holdings Count | Holding	1,038
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

C000005578 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Investor A Shares
Trading Symbol	MDCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$40	0.77%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.77%	[2]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor A Shares	7.88%	20.01%	9.03%	8.28%
Investor A Shares (with sales charge)	2.22	13.71	7.86	7.70
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,662,269,294
Holdings Count | Holding	1,038
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

C000005580 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Investor C Shares
Trading Symbol	MCCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$80	1.54%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	1.54%	[3]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Investor C Shares	7.49%	19.09%	8.20%	7.62%
Investor C Shares (with sales charge)	6.49	18.09	8.20	7.62
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,662,269,294
Holdings Count | Holding	1,038
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

C000199764 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Class K Shares
Trading Symbol	MKCPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$23	0.45%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[4]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class K Shares	8.09%	20.42%	9.38%	8.62%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,662,269,294
Holdings Count | Holding	1,038
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

C000005582 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock Sustainable Balanced Fund, Inc.
Class Name	Class R Shares
Trading Symbol	MRBPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about BlackRock Sustainable Balanced Fund, Inc. (the “Fund”) for the period of June 1, 2024 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$60	1.16%(a)
(a)	Annualized.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.16%	[5]
Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Average Annual Return [Table Text Block]
Average annual total returns
	6-Month Total Returns	1 Year	5 Years	10 Years
Class R Shares	7.69%	19.54%	8.61%	7.89%
MSCI All Country World Index	10.53	26.12	11.36	9.28
Bloomberg U.S. Aggregate Bond Index	4.65	6.88	(0.01)	1.52
60% MSCI All Country World Index/40% Bloomberg U.S. Aggregate Bond Index	8.15	18.11	6.95	6.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,662,269,294
Holdings Count | Holding	1,038
Investment Company Portfolio Turnover	49.00%
Additional Fund Statistics [Text Block]	Key Fund statistics
Net Assets	$1,662,269,294
Number of Portfolio Holdings	1,038
Portfolio Turnover Rate	49%

Holdings [Text Block]
What did the Fund invest in?
(as of November 30, 2024)
Portfolio composition
Investment Type	Percent of Total Investments
Common Stocks	61.0%
Corporate Bonds	18.5%
U.S. Treasury Obligations	11.3%
U.S. Government Sponsored Agency Securities	7.5%
Investment Companies	1.5%
Preferred Securities	0.1%
Foreign Government Obligations	0.1%
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

Largest Holdings [Text Block]
Ten largest holdings
Security(a)	Percent of Net Assets
Apple Inc.	3.1%
NVIDIA Corp.	2.8%
Microsoft Corp.	2.7%
U.S. Treasury Notes, 0.25%, 09/30/25	2.1%
Amazon.com, Inc.	1.8%
U.S. Treasury Bonds, 2.25%, 02/15/52	1.2%
U.S. Treasury Notes, 2.50%, 03/31/27	1.2%
iShares Russell 1000 Value ETF	1.2%
U.S. Treasury Notes, 2.38%, 05/15/29	0.9%
Alphabet, Inc., Class A	0.9%
(a)	Excludes short-term securities.

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.